Significant Accounting Policies - Additional Information (Detail) (CAD)	1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Distribution [Member]	Jan. 31, 2012 Distribution [Member]	Dec. 31, 2013 Minimum [Member] Computer Applications Software and Other Intangible Assets [Member]	Dec. 31, 2013 Maximum [Member] Computer Applications Software and Other Intangible Assets [Member]	Dec. 31, 2012 OMERS [Member] Employees	Dec. 31, 2012 Hydro One Brampton Networks Rider [Member] Employees	Dec. 31, 2012 Hydro One Networks [Member] May 2010 Approved Revenue Requirement [Member]	Dec. 31, 2013 Hydro One Networks [Member] May 2012 Seeking Approval of Revenue Requirement [Member]	Dec. 31, 2013 Hydro One Networks [Member] December 2012 Approved Revenue Requirement [Member]	Dec. 31, 2012 Hydro One Networks [Member] December 2012 Approved Revenue Requirement [Member]	Dec. 31, 2011 Hydro One Networks [Member] 2011 Approved Revenue Requirements [Member]
Accounting Policies [Line Items]
Transmission revenue requirements			1,529,000,000	1,482,000,000							1,418,000,000	1,465,000,000	1,438,000,000
Distribution revenue requirements	51,000,000	53,000,000	4,484,000,000	4,184,000,000											1,218,000,000
Change in rate					0.30%	(13.20%)								1.30%
Increase in basic rate, distribution and generation of electricity				1.10%
Short-term investments original maturity			3 months
Accounts receivable, delinquent period			110 days
Income tax examination, Likelihood of unfavorable settlement			Tax benefits associated with income tax positions taken, or expected to be taken, in a tax return are recorded only when the "more-likely-than-not" recognition threshold is satisfied and are measured at the largest amount of benefit that has a greater than 50% likelihood of being realized upon settlement
Threshold probability for recognition			50.00%
Amortization rates							9.00%	10.00%
Asset impairment charges			0
Embedded derivatives			0	0
Number of employees covered in multiemployer pension plan									429,000	283